ADDITIONAL CASH FLOW INFORMATION - Reconciliation of additions presented in the property, plant and equipment schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ADDITIONAL CASH FLOW INFORMATION
Additions of property, plant and equipment	$ 18,279	$ 9,731
Non-cash decrease (increase) of the asset rehabilitation obligation	(458)	(18)
Borrowing costs included in Mine under construction	(2,079)	(825)
Share-based compensation capitalized (non-cash)	361	508
Grants recognized	21	76
Grants received	(125)	(4,024)
Accounts payable variation related to property, plant and equipment	(1,222)	5,641
Net cash flow used in investing activities - purchase of property, plant and equipment	$ 14,055	$ 10,073